Commitments and Contingencies - Future Minimum Lease Payment (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity
2019	$ 2,244
2020	2,332
2021	1,934
2022	1,324
2023	1,196
Thereafter	1,121
Total	$ 10,151